Share-based compensation expenses - Restricted Shares Granted to Executive Officers and Director (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 16, 2014 item shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Additional disclosures
Share-based compensation expenses		$ 19,004	¥ 130,659
2017 Share Incentive Plan
Number of shares
Expected to vest thereafter (in shares)								15,511,094
Weighted-Average Grant-Date Fair Value
Expected to vest thereafter (in dollars per share) | $ / shares		$ 0.01
Additional disclosures
Share-based compensation expenses | ¥			¥ 96,321
Executive officers and director | Restricted shares
Share-based compensation expenses
Granted (in shares)	14,000,000
Number of executive officers | item	3
Vesting period (in years)	7 years
Number of shares
Unvested at the beginning of the period (in shares)				6,183,334	6,183,334	10,266,667	10,266,667
Vested (in shares)				(6,183,334)	(6,183,334)	(4,083,333)	(4,083,333)
Unvested at the end of the period (in shares)						6,183,334	6,183,334
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share) | $ / shares				$ 0.45		$ 0.45
Vested (in dollars per share) | $ / shares				$ 0.45		0.45
Unvested at the end of the period (in dollars per share) | $ / shares						$ 0.45
Additional disclosures
Total fair value of the Restricted Shares vested | $				$ 15,223		$ 4,324
Total intrinsic value of Restricted Shares vested | $				$ 15,223		$ 4,324
Share-based compensation expenses | ¥					¥ 2,388		¥ 4,817
Unrecognized share-based compensation expense | ¥								¥ 0
Granted (in shares)		0	0	0	0	0	0
Executive officers and director | Restricted shares | Fourth anniversary
Share-based compensation expenses
Vesting rights (as a percentage)	25.00%
Executive officers and director | Restricted shares | Monthly basis for the remaining vesting period
Share-based compensation expenses
Vesting rights (as a percentage)	2.00%